Unitholders' Deficit - Units Authorized, Issued and Outstanding (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class B Preferred Units
Class of Stock [Line Items]
Preferred units authorized (in shares)	6,722,562	4,639,557	3,608,545
Preferred units issued (in shares)	5,259,591	4,109,961	2,226,144
Preferred units outstanding (in shares)	5,259,591	4,109,961	2,226,144
Class B-1 Preferred Units
Class of Stock [Line Items]
Preferred units authorized (in shares)	2,600,000	2,600,000	2,600,000
Preferred units issued (in shares)	342,608	342,608	342,608
Preferred units outstanding (in shares)	342,608	342,608	342,608
Class A Units
Class of Stock [Line Items]
Common units authorized (in shares)	10,975,000	10,975,000	10,975,000
Common units issued (in shares)	10,875,000	10,875,000	10,875,000
Common units outstanding (in shares)	10,875,000	10,875,000	10,875,000
Class C Units
Class of Stock [Line Items]
Common units authorized (in shares)	1,585,125	1,585,125	1,585,125
Common units issued (in shares)	1,570,125	1,570,125	1,585,125
Common units outstanding (in shares)	1,570,125	1,570,125	1,585,125